EMPLOYEE BENEFIT PLANS - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 MPF Scheme employees other than executive officers on or before May 31, 2012 [Member] HKD	Dec. 31, 2013 MPF Scheme employees other than executive officers since Jun. 1, 2012 [Member] HKD	Dec. 31, 2013 Voluntary Defined Contribution Scheme Enrolled Employees HK since July. 1, 2013 [Member]	Dec. 31, 2013 Voluntary Defined Contribution Scheme Enrolled Employees Macau since July. 1, 2013 [Member]	Dec. 31, 2013 MPF Scheme executive officers HKD [Member] HKD
Defined Contribution Plans Disclosure [Line Items]
Vesting period of employer voluntary contribution						10 years	10 years	10 years
Maximum amount of employer and employees' contribution towards MPF Scheme per employee per month				1,000	1,250
Percentage of employer and employees' contribution of the employees' relevant income					5.00%
Employees' contributions percentage to the MPF Scheme								5.00%
Maximum amount of employees' contribution towards MPF Scheme per employee per month								1,250
Percentage of employer contribution of the base salary of executive employees								10.00%
Percentage of mandatory contribution portion of employer towards MPF scheme								5.00%
Percentage of employer voluntary contribution vested								10.00%
Amount of employer contributions into the defined contribution plans	$ 8,522,000	$ 5,303,000	$ 5,414,000